Trade and Other Receivables, Net (Tables)	3 Months Ended
Mar. 31, 2025
Trade and Other Receivables, Net [Abstract]
Schedule of Trade and Other Receivables, Net	The Group does not have any off-balance sheet credit exposure related to its customers.
	March 31, 2025	December 31, 2024
Trade receivables	$860,514	$972,036
Less: Allowance for credit losses	(66,007)	(67,580)
Net trade receivables	794,507	904,456
Other receivables	5,029	29,368
Total	$799,537	$933,824